As filed with the U.S. Securities and Exchange Commission on November 14, 2008

Securities Act File No. 2-91556
Investment Company Act File No. 811-4052

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933       ☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 68

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940    ☒

Amendment No. 75
(Check appropriate box or boxes.)
____________

Legg Mason Partners Money Market Trust*
(Exact Name of Registrant as Specified in Charter)
____________

55 Water Street, New York, New York 10041
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010
____________

Robert I. Frenkel
Legg Mason Partners Money Market Trust
300 First Stamford Place
Stamford, Connecticut
(Name and Address of Agent for Service)

COPY TO:
Roger P. Joseph, Esq.
Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110
____________

Continuous
(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on December 14, 2008 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

*	This filing relates solely to Class W shares of Western Asset Money Market Fund and Western Asset Government Money Market Fund.

____________________________________________

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-91556) and Amendment No. 54 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-4052) pursuant to Rule 485(a) on November 16, 2007 (Accession Number 0001193125-07-249370) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until December 14, 2008.
____________________________________________

Part C

Other Information

Item 23. Exhibits

(a)(1) Declaration of Trust dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 16, 2007 (“Post-Effective Amendment No. 44”).

(2) Designation of Series of Shares of Beneficial Interests in the Trust, effective as of February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 44.

(3) Amended and Restated Designation of Series of Shares of Beneficial Interest of the Registrant, effective as of May 14, 2008, and Amended and Restated Designation of Classes, effective as of May 14, 2008, is incorporated by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 29, 2008 (“Post-Effective Amendment No. 63”).

(4) Amended and Restated Designation of Series of Shares of Beneficial Interest of the Registrant, effective as of August 11, 2008, and Amended and Restated Designation of Classes, effective as of August 11, 2008, is incorporated by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 16, 2008 (“Post-Effective Amendment No. 65”).

(b) By-laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 44.

(c) Not Applicable

(d)(1) Management Agreement between the Registrant, on behalf of Citi California Tax Free Reserves, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 27, 2007 (“Post-Effective Amendment No. 45”).

(2) Management Agreement between the Registrant, on behalf of Citi Cash Reserves, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(3) Management Agreement between the Registrant, on behalf of Citi Connecticut Tax Free Reserves, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(4) Management Agreement between the Registrant, on behalf of Citi New York Tax Free Reserves, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(5) Management Agreement between the Registrant, on behalf of Citi Tax Free Reserves, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(6) Management Agreement between the Registrant, on behalf of Citi U.S. Treasury Reserves, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(7) Management Agreement between the Registrant, on behalf of Western Asset Money Market Fund (formerly Cash Portfolio), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(8) Management Agreement between the Registrant, on behalf of Western Asset Government Money Market Fund (formerly Government Portfolio), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(9) Management Agreement between the Registrant, on behalf of Western Asset California Municipal Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(10) Management Agreement between the Registrant, on behalf of Western Asset Massachusetts Municipal Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(11) Management Agreement between the Registrant, on behalf of Western Asset Municipal Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(12) Management Agreement between the Registrant, on behalf of Western Asset New York Municipal Money Market Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(13) Management Agreement between the Registrant, on behalf of Western Asset AMT Tax Free Money Market Fund and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 65.

(14) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), with respect to Citi California Tax Free Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(15) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Cash Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(16) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Connecticut Tax Free Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(17) Subadvisory Agreement between LMPFA and WAM, with respect to Citi New York Tax Free Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(18) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Tax Free Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(19) Subadvisory Agreement between LMPFA and WAM, with respect to Citi U.S. Treasury Reserves, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(20) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Money Market Fund (formerly Cash Portfolio), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(21) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Government Money Market Fund (formerly Government Portfolio), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(22) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset California Municipal Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(23) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Massachusetts Municipal Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(24) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Municipal Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(25) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset New York Municipal Money Market Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(26) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset AMT Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 65.

(e)(1) Distribution Agreement between the Registrant, on behalf of Citi California Tax Free Reserves, Citi Cash Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, Citi Tax Free Reserves and Citi U.S. Treasury Reserves, and Legg Mason Investor Services, LLC (“LMIS”), as distributor is incorporated herein by reference to Post-Effective Amendment No. 38.

(2) Distribution Agreement dated December 1, 2005, between Legg Mason Partners Municipal Funds, on behalf of Western Asset California Municipal Money Market Fund, Western Asset Massachusetts Municipal Money Market Fund and Western Asset New York Municipal Money Market Fund, and LMIS, as distributor, is incorporated herein by reference to the Post-Effective Amendment No. 54 to the Legg Mason Partners Municipal Funds Registration Statement on Form N-1A as filed with the SEC on July 31, 2006.

(3) Distribution Agreement dated December 1, 2005, between Smith Barney Municipal Money Market Fund, Inc., on behalf of Western Asset Municipal Money Market Fund, and LMIS, as distributor, is incorporated herein by reference to the Post-Effective Amendment No. 38 to the Smith Barney Municipal Money Market Fund, Inc. Registration Statement on Form N-1A as filed with the SEC on July 31, 2006.

(4) Distribution Agreement, dated December 1, 2005, between Smith Barney Money Funds, Inc. and LMIS is incorporated by reference to the Smith Barney Money Funds, Inc. Registration Statement on Form N-14 as filed with the SEC on July 21, 2006.

(5) Letter Agreement amending the Distribution Agreements with LMIS dated April 5, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(6) Distribution Agreement dated September 16, 2008 between the Registrant, on behalf of Western Asset AMT Tax Free Money Market Fund, is incorporated herein by reference to Post-Effective Amendment No. 65.

(f)(1) Amended and Restated General Retirement Plan relating to certain funds is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 31, 2005 (“Post-Effective Amendment No. 37”).

(2) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 78 to the Legg Mason Partners Income Trust Registration Statement on Form N-1A as filed with the SEC on January 8, 2007.

(3) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement is incorporated herein by reference to Post-Effective Amendment No. 40.

(4) Amended and Restated Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78 to the Legg Mason Partners Income Trust Registration Statement on Form N-1A as filed with the SEC on January 8, 2007.

(5) Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78 to the Legg Mason Partners Income Trust Registration Statement on Form N-1A as filed with the SEC on January 8, 2007.

(g)(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(2) Letter Agreement amending the Custodian Services Agreement with State Street dated April 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(3) Letter Agreement amending the Custodian Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 65.

(h)(1) Form of Transfer Agency Agreement with PFPC Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 38.

(2) Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 38.

(3) Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 38.

(4) Letter Agreement dated April 9, 2007, amending the Transfer Agency and Services Agreement with PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 45.

(5) Letter Agreement, amending the Transfer Agency and Services Agreement with PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 65.

(i)(1) Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 30.

(2) Opinion of Counsel is incorporated herein by reference to Post-Effective Amendment No. 44.

(3) Opinion of Counsel is incorporated herein by reference to Post-Effective Amendment No. 63.

(4) Opinion of Counsel regarding the legality of shares being registered is incorporated herein by reference to Post-Effective Amendment No. 65.

(j)(1) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(2) Power of Attorney dated February 12, 2008 is incorporated herein by reference to Post-Effective Amendment No. 54.

(3) Power of Attorney dated July 31, 2008 is incorporated herein by reference to Post-Effective Amendment No. 65.

(k) Not Applicable.

(l) Not Applicable.

(m) Shareholder Services and Distribution Plan, pursuant to Rule 12b-1, of the Registrant, on behalf of Citi California Tax Free Reserves, Citi Cash Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, Citi Tax Free Reserves, Citi U.S. Treasury Reserves, Western Asset Money Market Fund, Western Asset Government Money Market Fund, Western Asset California Municipal Money Market Fund, Western Asset Massachusetts Municipal Money Market Fund, Western Asset New York Municipal Money Market Fund, Western Asset Municipal Money Market Fund and Western Asset AMT Tax Free Money Market Fund dated February 6, 2007 and amended as of September 2008 is incorporated herein by reference to Post-Effective Amendment No. 65.

(n) Rule 18f-3(d) Multiple Class Plan of the Registrant dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(o) Not Applicable

(p)(1) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 (adopted by LMPFA), is incorporated herein by reference to Post-Effective Amendment No. 38.

(2) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 38.

(3) Code of Ethics of WAM dated as of February, 2005, is incorporated herein by reference to Post-Effective Amendment No. 39.

Item 24. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25. Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 26. Business and Other Connections of Investment Adviser

(a) Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

     LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

     LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

(b) Subadviser -- Western Asset Management Company -- Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of the officers and directors of WAM.

Directors
Peter L. Bain
James W. Hirschmann III
Jeffrey A. Nattans

Officers
Bruce D. Alberts	Chief Financial Officer
Brett B. Canon	Director of Risk Management and Operations
D. Daniel Fleet	President
Daniel E. Giddings	Assistant Secretary
James W. Hirschmann III	Chief Executive Officer
Gavin L. James	Director of Global Client Service and Marketing
Dennis J. McNamara	Director of Portfolio Operations
Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance

Following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

Officer/Director	Other Offices Held
Peter L. Bain	Director, LMCM
Director, Batterymarch
Manager, Brandywine
Director, Brandywine Singapore
Manager, Clear Adv
Director, Clear Asset
Manager, GCIM
Senior Executive Vice President, Legg Mason, Inc.
Director, Barrett
Director, Bartlett
Director, LMFA
Director, LM Canada Hldg
Director, LM Funding
Manager, GAA
Manager, LMIC
Manager, LMPFA
Director, LMREI
Director, LMRESA
President and Director, LMRC
President and Director, LMRG
President and Director, LMRP
President and Director, LM Tower
President and Director, LMRCII
President and Director, LMRC Properties
Director, PCM I
Director, PCM II
Director, Permal
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, WAM Singapore

James W. Hirschmann III	Director, WAM
Director, WAMCL

Jeffrey A. Nattans	Director, WAM
Vice President, Legg Mason, Inc.
Manager and Vice President, LMIH
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, WAM Singapore

Following is a list of addresses for Item 26 with respect to WAM:

Barrett Associates, Inc. (“Barrett”)
565 Fifth Avenue
New York, NY 10017

Bartlett & Co. (“Bartlett”)
36 East Fourth Street
Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)
John Hancock Tower
200 Clarendon Street, 49th Floor
Boston, MA 02116

Brandywine Global Investment Management, LLC (“Brandywine”)
2929 Arch Street, 8th Floor
Philadelphia, PA 19104

Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)
36 Robinson House, #18
City House
Singapore

Clearbridge Advisors, LLC (“Clear Adv”)
620 Eighth Avenue
New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)
620 Eighth Avenue
New York, NY 10018

Global Currents Investment Management, LLC (“GCIM”)
100 Light Street
Baltimore, MD 21202

Legg Mason Capital Management, Inc. (“LMCM”)
100 Light Street
Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)
44 Chipman Hill, 10th Floor
St. John, New Brunswick E2L 4S6
Canada

Legg Mason Fund Adviser, Inc. (“LMFA”)
100 Light Street
Baltimore, MD 21202

Legg Mason Funding Corp. (“LM Funding”)
100 Light Street
Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“GAA”)
300 First Stamford Place, 4th Floor
Stamford, CT 06902

Legg Mason, Inc.
100 Light Street
Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)
100 Light Street
Baltimore, MD 21202

Legg Mason Investment Counsel, LLC (“LMIC”)
100 Light Street
Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
399 Park Ave.
New York, NY 10022

Legg Mason Real Estate Investors, Inc. (“LMREI”)
100 Light Street
Baltimore, MD 21202

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)
100 Light Street
Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)
100 Light Street
Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)
100 Light Street
Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)
100 Light Street
Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)
100 Light Street
Baltimore, MD 21202

LMRC II, Inc. (“LMRC II”)
100 Light Street
Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)
100 Light Street
Baltimore, MD 21202

PCM Holdings I, Inc. (“PCM I”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)
900 Third Ave. 28th Floor
New York, NY 10022

Royce & Associates, LLC (“Royce”)
1414 Avenue of the Americas
New York, NY 10019

Western Asset Management Company (“WAM”)
385 East Colorado Boulevard
Pasadena, CA 91101

Western Asset Management Company Limited (“Western Limited”)
10 Exchange Square
Primrose Street
London EC2A2EN England

Western Asset Management Company Ltd (“Western Japan”)
36F Shin-Marunouchi Building
5-1 Marunouchi 1-Chome Chiyoda-Ku
Tokyo 100-6536 Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)
Level 48
120 Collins Street
GPO Box 507
Melbourne Victoria 3000 Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)
10 Exchange Square
Primrose Street
London EC2A2EN England

Western Asset Management Company Pte, Ltd (“Western Singapore”)
1 George Street, #23-01
Singapore 049145

Item 27. Principal Underwriters

(a) Legg Mason Investor Services, LLC (“LMIS”), a distributor of the Registrant is also a distributor of funds that are series of the following registrants: Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust and Legg Mason Partners Institutional Trust.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Mark R. Fetting – Managing Director
D. Stuart Bowers – Vice President
W. Talbot Daley – Vice President
Thomas J. Hirschmann – Vice President
Joseph M. Furey – General Counsel and Chief Compliance Officer
Ronald Holinsky – Counsel
Robert E. Patterson – Counsel
Theresa M. Silberzahn – Chief Financial Officer
Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

(c) Not applicable.

Item 28. Location of Accounts and Records
With respect to the Registrant:

(1) Legg Mason Partners Money Market Trust
55 Water Street
New York, New York 10041

With respect to the Registrant’s Investment Manager:

(2) c/o Legg Mason Partners Fund Advisor, LLC
620 Eighth Avenue
New York, NY 10018

With respect to the Registrant’s Subadviser:

(3) c/o Western Asset Management Company
620 Eighth Avenue
New York, NY 10018

With respect to the Registrant’s Custodian:

(4) State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111

With respect to the Registrant’s Transfer Agents:

(5) PNC Global Investment Servicing
P.O. Box 9699
Providence, Rhode Island 02940-9699

(6) Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

With respect to the Registrant’s Distributor:

(7) Legg Mason Investor Services, LLC
100 Light Street
Baltimore, MD 21202

Item 29. Management Services
Not applicable.

Item 30. Undertakings
Not applicable.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS MONEY MARKET TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 14th day of November, 2008.

LEGG MASON PARTNERS MONEY MARKET TRUST, on behalf of its series:
Western Asset Money Market Fund and
Western Asset Government Money Market Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

     WITNESS our hands on the date set forth below.
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on November 14, 2008.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and
R. Jay Gerken	Trustee

/s/ Frances M. Guggino	Treasurer and Chief Financial Officer
Frances M. Guggino

/s/ Elliott J. Berv*	Trustee
Elliott J. Berv

/s/ A. Benton Cocanougher*	Trustee
A. Benton Cocanougher

/s/ Jane F. Dasher*	Trustee
Jane F. Dasher

/s/ Mark T. Finn*	Trustee
Mark T. Finn

/s/ Rainer Greeven*	Trustee
Rainer Greeven

/s/ Stephen R. Gross*	Trustee
Stephen R. Gross

/s/ Richard E. Hanson, Jr.*	Trustee
Richard E. Hanson, Jr.

/s/ Diana R. Harrington*	Trustee
Diana R. Harrington

/s/ Susan M. Heilbron*	Trustee
Susan M. Heilbron

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ Alan G. Merten*	Trustee
Alan G. Merten

/s/ R. Richardson Pettit*	Trustee
R. Richardson Pettit

*By: /s/ R. Jay Gerken
R. Jay Gerken

* Attorney-in-Fact, pursuant to Power of Attorney.